Share-Based Compensation (Details) - Schedule of number of share options and weighted average exercise prices - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of number of share options and weighted average exercise prices [Abstract]
Number of options, Outstanding at beginning of period	48,895,227	22,093,504
Weighted Average Exercise price, Outstanding at beginning of period	$ 0.30	$ 0.59
Number of options, Options forfeited		(617,572)
Weighted Average Exercise price, Options forfeited		$ 1.25
Number of options, Option Expired	(4,000,000)	(1,990,305)
Weighted Average Exercise price, Option Expired	$ 0.14	$ 1.14
Number of options, Granted		29,409,600
Weighted Average Exercise price, Granted		$ 0.09
Number of options, Outstanding at end of period	44,895,227	48,895,227
Weighted Average Exercise price, Outstanding at end of period	$ 0.28	$ 0.30
Number of options, Options exercised for shares	21,343,752	21,915,304
Weighted Average Exercise price, Options exercised for shares	$ 7.2	$ 6.3